Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents (Note 11)	$ 1,427	$ 450
Current income taxes receivable	6	14
Trade and settlement receivables	1,981	1,312
Inventories (Note 12)	2,390	1,872
Prepaids and other current assets	299	352
Total current assets	6,103	4,000
Financial and other assets (Note 13)	1,571	1,269
Investments in associates and joint ventures (Note 14)	1,060	1,067
Property, plant and equipment (Note 15)	37,382	33,578
Deferred income tax assets (Note 21(b))	161	271
Goodwill (Note 16)	1,091	1,093
TOTAL ASSETS	47,368	41,278
Current liabilities
Trade accounts payable and other liabilities (Note 17)	3,255	2,909
Current portion of debt (Note 18)	213	115
Current portion of lease liabilities (Note 19(c))	127	119
Current income taxes payable	165	102
Total current liabilities	3,760	3,245
Debt (Note 18)	7,161	6,140
Lease liabilities (Note 19(c))	567	573
QB2 advances from SMM/SC (Note 20)	1,263	934
Deferred income tax liabilities (Note 21(b))	5,973	5,383
Retirement benefit liabilities (Note 22(a))	517	564
Provisions and other liabilities (Note 23)	4,354	3,731
Total liabilities	23,595	20,570
Equity
Attributable to shareholders of the company	23,005	20,039
Attributable to non-controlling interests (Note 25)	768	669
Total equity	23,773	20,708
Total equity and liabilities	$ 47,368	$ 41,278